PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed cash flow statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Proceeds from sales of goods and services	$ 4,110,719	$ 2,046,751	$ 2,240,961
Other cash receipts from operating activities	99,874	38,268	52,192
Payments to suppliers for goods and services	(4,127,400)	(2,075,236)	(1,713,223)
Payments to and on behalf of employees	(320,849)	(295,030)	(298,370)
Other payments for operating activities	(65,019)	(29,363)	(27,757)
Interest received
Income taxes (paid)	(647)	(898)	(2,764)
Other cash inflows (outflows)	(55,495)	(37,992)	61,532
Net cash flows from operating activities	(358,817)	(353,500)	312,571
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses		752
Cash flows used to obtain control of subsidiaries or other businesses		(12,375)	(349,125)
Other cash receipts from sales of equity or debt instruments of other entities			30,439
Other payments to acquire equity or debt instruments of other entities			(27,199)
Amounts raised from sale of property, plant and equipment	56,378	105,000	75,566
Purchases of property, plant and equipment	(705,993)	(584,289)	(163,022)
Purchases of intangible assets	(48,458)	(85,449)	(70,363)
Interest received	6,974	1,644	3,235
Other cash inflows (outflows)	6,300	18,900
Net cash flow (used in) investing activities	(684,799)	(555,817)	(500,469)
Cash flows from financing activities
Proceeds from the issuance of shares	549,038
Payments for changes in ownership interests in subsidiaries that do not result in loss of control			(3,225)
Amounts from the issuance of other equity instruments	3,202,790
Amounts raised from long-term loans	2,361,875	1,665	1,361,807
Amounts raised from short-term loans	4,856,025	661,609	296,267
Loans from Related Entities	770,522	130,102	373,125
Loans repayments	(8,836,572)	(135,837)	(749,258)
Payments of loans to related entities	(1,008,483)
Payments of lease liabilities	(116,012)	(391,879)	(90,335)
Dividends paid
Interest paid	(501,539)	(90,585)	(135,859)
Other cash inflows (outflows)	(150,676)	(11,034)	(107,782)
Net cash flows (used in) financing activities	1,126,968	164,041	944,740
Net increase in cash and cash equivalents before effect of exchanges rate change	83,352	(745,276)	756,842
Effects of variation in the exchange rate on cash and cash equivalents	(292)
Net increase (decrease) in cash and cash equivalents	83,060	(745,276)	756,842
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	549,766	1,295,042	538,200
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 632,826	$ 549,766	$ 1,295,042